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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-21799

Evergreen International Balanced Income Fund

______________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

______________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

______________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2008

Item 1 - Reports to Stockholders.

Evergreen International Balanced Income Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FINANCIAL HIGHLIGHTS
5	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
25	AUTOMATIC DIVIDEND REINVESTMENT PLAN
28	TRUSTEES AND OFFICERS

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

June 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the semiannual report for Evergreen International Balanced Income Fund for the six-month period ended April 30, 2008 (the “six-month period”).

Foreign equity and fixed income markets were roiled by many of the forces that affected domestic markets during the six-month period, as investors worried about the potential contagious effects of weakness in the U.S. economy. Concerns that started over problems with subprime mortgages in the United States created volatility in markets around the globe. Most major foreign equity benchmarks suffered steep declines over the first five months of the six-month period before rallying sharply in the final month. In fixed income markets, a credit crunch and liquidity crisis dominated markets, causing a general flight to quality over the first five months of the six-month period. Foreign sovereign debt and other high-quality securities tended to perform well, while credit-sensitive sectors tended to fall. As in the United States, this pattern reversed itself in April 2008, as foreign corporate bonds and emerging market debt rallied following a series of actions by the U.S. Federal Reserve Board (the “Fed”) to stabilize the markets. Over the six-month period, prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

Although the U.S. economy slowed significantly in late 2007 and early 2008, foreign economies generally maintained their healthy growth trajectories, driven by the dynamic expansion of the emerging markets. The pace of growth, however,

LETTER TO SHAREHOLDERS continued

diverged among different regions and countries. Economies such as China, India and Brazil continued to grow explosively, helping drive growth in commodity-rich emerging markets. At the same time, problems in the American economy appeared to contribute to slowing growth in Europe, Japan and some other developed economies. Within the United States, Gross Domestic Product growth decelerated to a rate of 0.6% during the final quarter of 2007 and the first quarter of 2008. A buildup in inventories and export gains kept the economy from contracting during the first three months of 2008. To reinvigorate the economy and stimulate lending activity, the Fed became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. Major foreign central banks also provided additional liquidity to the financial markets, but moved less aggressively than the Fed. Rising prices for oil, metals and agricultural commodities prompted monetary authorities to watch inflationary trends carefully.

During the six-month period, managers of Evergreen International Balanced Income Fund sought a high level of income, primarily through investments in the stocks of stable, high-dividend foreign corporations, with a healthy allocation to foreign debt securities as well. To add to potential income, this closed-end fund also wrote call options on international indexes.

We believe the experiences over the six-month period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. From the Web site, you may also access details about daily fund prices, yields, dividend rates and fund facts about Evergreen closed-end funds. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007[1]	Year Ended April 30,

			2007	2006[2]

Net asset value, beginning of period	$22.65	$21.61	$20.59	$19.10[3]

Income from investment operations
Net investment income (loss)	0.57	0.50	0.84	0.39
Net realized and unrealized gains or losses on investments	(1.83)	1.41	1.93	1.83

Total from investment operations	(1.26)	1.91	2.77	2.22

Distributions to shareholders from
Net investment income	(0.87)	(0.47)	(1.09)	(0.69)
Net realized gains	0	(0.40)	(0.66)	0

Total distributions to shareholders	(0.87)	(0.87)	(1.75)	(0.69)

Offering costs charged to capital	0	0	0	(0.04)

Net asset value, end of period	$20.52	$22.65	$21.61	$20.59

Market value, end of period	$20.00	$22.15	$22.06	$19.07

Total return based on market value[4]	(5.67)%	4.62%	26.00%	(1.16)%

Ratios and supplemental data
Net assets, end of period (thousands)	$237,491	$262,092	$249,600	$235,819
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.20%[5]	1.14%[5]	1.20%	1.20%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.20%[5]	1.14%[5]	1.29%	1.27%[5]
Net investment income (loss)	5.41%[5]	4.61%[5]	4.12%	3.96%[5]
Portfolio turnover rate	42%	39%	90%	42%

[1]	For the six months ended October 31, 2007. The Fund changed its fiscal year end from April 30 to October 31, effective October 31, 2007.
[2]	For the period from October 31, 2005 (commencement of operations), to April 30, 2006.
[3]	Initial public offering price of $20.00 per share less underwriting discount of $0.90 per share.
[4]

Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Dividends and distributions, if any, are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions or sales charges.

[5]	Annualized

SCHEDULE OF INVESTMENTS

April 30, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS 0.1%
INDUSTRIALS 0.1%
Commercial Services & Supplies 0.1%
ARAMARK Corp., 8.50%, 02/01/2015 (cost $367,555)	$350,000	$366,625

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT
DENOMINATED IN CURRENCY INDICATED) 12.9%
CONSUMER DISCRETIONARY 0.6%
Automobiles 0.5%
Daimler AG, 5.125%, 11/10/2008 GBP	550,000	1,082,693

Hotels, Restaurants & Leisure 0.1%
Royal Caribbean Cruises, Ltd., 5.625%, 01/27/2014 EUR	255,000	334,186

CONSUMER STAPLES 1.6%
Beverages 0.4%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	300,000	593,518
Central European Distribution Corp., 8.00%, 07/25/2012 EUR	200,000	311,320

		904,838

Food Products 0.8%
Nestle SA, 5.50%, 11/18/2009 AUD	2,070,000	1,891,660

Tobacco 0.4%
British American Tobacco plc, 5.125%, 07/09/2013 EUR	700,000	1,079,486

ENERGY 1.0%
Oil, Gas & Consumable Fuels 1.0%
GAZPROM OAO, 6.58%, 10/31/2013 GBP	500,000	907,800
Total SA, 4.125%, 01/25/2012 CAD	1,600,000	1,615,118

		2,522,918

FINANCIALS 8.1%
Capital Markets 1.6%
Ahold Finance USA, Inc., 6.50%, 03/14/2017 GBP	200,000	377,829
Goldman Sachs Group, Inc., 4.50%, 01/30/2017 EUR	1,000,000	1,385,993
Merrill Lynch & Co., Inc., 10.71%, 03/08/2017 BRL	2,000,000	1,030,331
Morgan Stanley, 10.09%, 05/03/2017 BRL	2,000,000	972,912

		3,767,065

Commercial Banks 2.6%
Kommunalbanken AS, 6.00%, 02/25/2011 AUD	5,900,000	5,330,112
Landwirtschaftliche Rentenbank, 5.75%, 01/21/2015 AUD	850,000	736,719

		6,066,831

Consumer Finance 2.3%
Dali Capital plc, 7.25%, 11/25/2009 RUB	35,000,000	1,464,941
SLM Corp., 5.375%, 12/15/2010 GBP	185,000	330,760
Smurfit Kappa Funding, 7.75%, 04/01/2015 EUR	250,000	381,367
Toyota Credit Canada, 4.60%, 06/01/2012 CAD	1,600,000	1,632,089
Virgin Media Finance plc, 9.75%, 04/15/2014 GBP	160,000	299,089

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT
DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Consumer Finance continued
VTB Capital SA, 6.33%, 03/15/2010 GBP	450,000	$861,670
Wind Acquisition Finance SpA, 9.75%, 12/01/2015 EUR	250,000	407,148

		5,377,064

Diversified Financial Services 1.0%
ABB International Finance, Ltd., 4.625%, 06/06/2013 EUR	700,000	1,059,609
Dubai Holding Commercial Operations Group, LLC:
4.75%, 01/30/2014 EUR	450,000	645,100
6.00%, 02/01/2017 GBP	250,000	451,054
Lighthouse Group plc, 8.00%, 04/30/2014 EUR	235,000	310,931

		2,466,694

Insurance 0.6%
ASIF III Jersey, Ltd., 4.375%, 12/30/2008 GBP	790,000	1,541,943

INDUSTRIALS 0.2%
Aerospace & Defense 0.2%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	250,000	393,041

INFORMATION TECHNOLOGY 0.1%
IT Services 0.1%
Iron Mountain, Inc., 6.75%, 10/15/2018 EUR	250,000	346,343

MATERIALS 0.2%
Containers & Packaging 0.2%
Owens-Illinois European Group BV, 6.875%, 03/31/2017 EUR	260,000	398,645

TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.5%
Telecom Italia SpA, 7.25%, 04/24/2012 EUR	700,000	1,126,485

UTILITIES 0.6%
Multi-Utilities 0.6%
Veolia Environnement SA, 4.875%, 05/28/2013 EUR	900,000	1,375,434

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $29,509,100)		30,675,326

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT
DENOMINATED IN CURRENCY INDICATED) 15.8%
Brazil, 10.25%, 01/10/2028 BRL ρ	2,200,000	1,158,032
Canada, 6.25%, 06/15/2015 NZD	5,600,000	4,053,356
International Bank for Reconstruction and Development, 5.75%,
06/25/2010 RUB	50,000,000	2,090,133
Korea:
5.25%, 09/10/2015 KRW	4,700,000,000	4,733,871
5.25%, 03/10/2027 KRW	1,903,000,000	1,917,706
Malaysia, 4.24%, 02/07/2018 MYR	6,800,000	2,210,237
Mexico, 10.00%, 12/05/2024 MXN	67,130,000	7,580,058

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Principal Amount	Value

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT
DENOMINATED IN CURRENCY INDICATED) continued
Morocco, 5.375%, 06/27/2017 EUR	450,000	$662,084
Norway, 4.25%, 05/19/2017 NOK	41,000,000	7,877,424
Peru, 7.50%, 10/14/2014 EUR	250,000	421,644
Poland, 5.00%, 10/24/2013 PLN	8,500,000	3,646,318
South Africa, 5.25%, 05/16/2013 EUR	500,000	758,842
Ukraine, 4.95%, 10/13/2015 EUR	250,000	342,607

Total Foreign Bonds – Government (Principal Amount Denominated in Currency Indicated) (cost $36,168,872)		37,452,312

YANKEE OBLIGATIONS – CORPORATE 0.5%
FINANCIALS 0.1%
Consumer Finance 0.1%
Virgin Media Finance plc, 9.125%, 08/15/2016	$330,000	320,100

TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
Vimpel Communications, 8.25%, 05/23/2016	330,000	324,209

UTILITIES 0.2%
Multi-Utilities 0.2%
National Power Corp., FRN, 7.34%, 08/23/2011	500,000	529,300

Total Yankee Obligations – Corporate (cost $1,228,894)		1,173,609

YANKEE OBLIGATIONS – GOVERNMENT 0.7%
Colombia, 8.25%, 12/22/2014	500,000	582,750
Philippines, 8.00%, 01/15/2016 ρ	350,000	402,500
Turkey, 9.00%, 06/30/2011	500,000	557,500

Total Yankee Obligations – Government (cost $1,482,201)		1,542,750

	Country	Shares	Value

COMMON STOCKS 63.7%
CONSUMER DISCRETIONARY 6.1%
Auto Components 1.3%
Compagnie Generale des Etablissements Michelin, Class B µ	France	22,530	2,061,075
Nokian Renkaat Oyj ρ	Finland	22,527	958,341

			3,019,416

Automobiles 0.2%
Daimler AG	Germany	6,042	469,590

Hotels, Restaurants & Leisure 0.9%
OPAP SA	Greece	54,200	2,109,192

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media 1.6%
Arnoldo Mondadori Editore SpA ρ	Italy	74,944	$653,284
Macquarie Communications Infrastructure Group ρ	Australia	425,609	1,800,434
Pearson plc	United Kingdom	69,673	907,883
Wolters Kluwer NV	Netherlands	21,170	568,772

			3,930,373

Multi-line Retail 0.4%
PPR SA ρ	France	6,766	885,316

Specialty Retail 0.6%
H&M Hennes & Mauritz AB, Class B ρ	Sweden	14,300	847,986
Inditex SA ρ	Spain	11,849	645,176

			1,493,162

Textiles, Apparel & Luxury Goods 1.1%
adidas AG µ	Germany	41,117	2,623,471

CONSUMER STAPLES 7.6%
Beverages 1.6%
Coca-Cola Amatil, Ltd.	Australia	109,492	867,558
Diageo plc	United Kingdom	83,695	1,714,745
Foster’s Group, Ltd. ρ	Australia	130,081	621,358
Grupo Modelo SA de CV, Ser. C	Mexico	131,700	579,278

			3,782,939

Food & Staples Retailing 2.3%
Carrefour SA µ	France	60,930	4,289,776
Woolworths, Ltd.	Australia	39,610	1,071,043

			5,360,819

Food Products 2.1%
Unilever NV	Netherlands	150,198	5,050,040

Tobacco 1.6%
British American Tobacco Malaysia Berhad	Malaysia	53,100	718,589
British American Tobacco plc µ	United Kingdom	82,961	3,121,340

			3,839,929

ENERGY 6.0%
Oil, Gas & Consumable Fuels 6.0%
BP plc µ	United Kingdom	278,386	3,373,559
ENI SpA µ	Italy	69,490	2,676,079
Royal Dutch Shell plc, Class B	United Kingdom	120,010	4,796,144
Total SA µ	France	39,544	3,320,232

			14,166,014

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS 10.0%
Capital Markets 0.7%
UBS AG ρ	Switzerland	24,895	$837,168
Vontobel Holding AG ρ	Switzerland	22,804	865,448

			1,702,616

Commercial Banks 4.1%
Banco Santander Central Hispano SA ρ	Spain	36,977	797,184
Bank Leumi Le-Israel BM	Israel	212,958	1,056,406
Danske Bank AS	Denmark	12,200	421,795
Hang Seng Bank, Ltd.	Hong Kong	50,500	1,011,419
HSBC Holdings plc – London Exchange	United Kingdom	20,343	354,855
Lloyds TSB Group plc µ	United Kingdom	301,169	2,583,427
Nordea Bank AB ρ	Sweden	53,500	884,032
Royal Bank of Canada	Canada	25,500	1,215,756
Sparebanken Nord-Norge	Norway	78,800	1,449,692

			9,774,566

Diversified Financial Services 2.2%
ABG Sundal Collier ASA ρ	Norway	372,200	589,314
Criteria Caixa Corp. SA ρ	Spain	251,671	1,704,117
Fortis NV – Amsterdam Exchange	Belgium	20,161	549,509
Guoco Group, Ltd.	Bermuda	76,000	814,698
Hellenic Exchanges SA	Greece	41,616	906,912
ING Groep NV	Netherlands	17,051	650,534

			5,215,084

Insurance 2.7%
Lancashire Holdings plc	Bermuda	134,628	814,395
Legal & General Group plc	United Kingdom	613,447	1,543,968
Muenchener Rueckversicherungs-Gesellschaft AG µ	Germany	16,455	3,182,776
TrygVesta AS ρ	Denmark	10,810	926,736

			6,467,875

Real Estate Investment Trusts 0.3%
Parkway Life ρ	Singapore	7,577	6,919
Westfield Group Australia ρ	Australia	32,290	554,898

			561,817

HEALTH CARE 0.2%
Health Care Providers & Services 0.2%
Parkway Holdings, Ltd.	Singapore	151,550	390,622

INDUSTRIALS 6.6%
Aerospace & Defense 1.1%
BAE Systems plc µ	United Kingdom	284,202	2,630,942

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Building Products 0.3%
Assa Abloy AB, Class B ρ	Sweden	48,400	$753,806

Commercial Services & Supplies 1.4%
De La Rue plc µ	United Kingdom	191,052	3,245,478

Construction & Engineering 0.3%
Skanska AB, Class B	Sweden	42,200	697,663

Electrical Equipment 0.1%
Schneider Electric SA ρ	France	999	122,242

Industrial Conglomerates 0.3%
Barloworld, Ltd.	South Africa	19,228	280,488
Fraser & Neave, Ltd.	Singapore	165,000	580,823

			861,311

Machinery 1.6%
Aker Yards ASA * ρ	Norway	71,780	945,453
SKF AB, Class B ρ	Sweden	164,000	3,004,964

			3,950,417

Transportation Infrastructure 1.5%
Brisa-Autoestradas de Portugal SA ρ	Portugal	45,063	640,424
Macquarie Airports ρ	Australia	393,249	1,163,369
Macquarie Infrastructure Group ρ	Australia	644,942	1,719,599

			3,523,392

INFORMATION TECHNOLOGY 4.0%
Internet Software & Services 0.5%
Baidu.com, Inc., ADR *	Cayman Islands	3,436	1,256,201

Semiconductors & Semiconductor Equipment 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	163,793	358,814
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	53,802	604,735
United Microelectronics Corp.	Taiwan	2	1

			963,550

Software 3.1%
Nintendo Co., Ltd.	Japan	6,600	3,610,462
SAP AG ρ	Germany	16,852	849,648
Square Enix Co., Ltd. ρ	Japan	84,400	2,741,100

			7,201,210

MATERIALS 3.0%
Chemicals 1.3%
Akzo Nobel NV ρ	Netherlands	29,920	2,537,788
BASF AG ρ	Germany	4,234	604,032
Freeworld Coatings, Ltd.*	South Africa	19,228	23,607

			3,165,427

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Construction Materials 0.6%
Lafarge SA ρ	France	5,246	$946,349
Pretoria Portland Cement Co., Ltd.	South Africa	35,677	188,393
Siam Cement	Thailand	26,000	177,105

			1,311,847

Containers & Packaging 0.8%
Rexam plc	United Kingdom	213,789	1,898,544

Metals & Mining 0.2%
Teck Cominco, Ltd.	Canada	10,800	469,873

Paper & Forest Products 0.1%
Stora Enso Oyj, Class R	Finland	20,800	257,723

TELECOMMUNICATION SERVICES 10.4%
Diversified Telecommunication Services 8.4%
BCE, Inc	Canada	10,800	394,599
Belgacom SA ρ	Belgium	9,693	447,438
BT Group plc	United Kingdom	285,090	1,259,504
Chunghwa Telecom Co., Ltd.	United States	41,342	1,054,634
Deutsche Telekom AG	Germany	33,550	602,664
France Telecom µ	France	176,953	5,552,970
Hrvatske Telekom SP GDR 144A	Croatia	10,000	615,000
KT Corp.	South Korea	18,570	854,876
KT Corp., ADR *	South Korea	39,540	914,165
Qwest Communications International, Inc.	Sweden	68,000	1,044,908
Telecom Italia SPA	Italy	1,186,233	1,944,354
Telefonica SA	Spain	146,499	4,234,708
TeliaSonera AB ρ	Sweden	129,500	1,154,054

			20,073,874

Wireless Telecommunication Services 2.0%
China Unicom, Ltd. ρ	Hong Kong	516,000	1,117,529
StarHub, Ltd.	Singapore	651,500	1,458,546
Vodafone Group plc	United Kingdom	650,664	2,068,665

			4,644,740

UTILITIES 9.8%
Electric Utilities 4.8%
E.ON AG ρ	Germany	3,212	653,524
Enel SpA µ	Italy	368,246	4,006,749
Fortum Oyj	Finland	45,600	1,935,650
Scottish & Southern Energy plc µ	United Kingdom	91,955	2,538,717
Spark Infrastructure Group	Australia	1,428,865	2,396,245

			11,530,885

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Gas Utilities 1.0%
Gaz de France	France	22,562	$1,486,981
Snam Rete Gas SpA	Italy	141,982	900,060

			2,387,041

Multi-Utilities 4.0%
National Grid plc µ	United Kingdom	202,195	2,809,172
RWE AG ρ	Germany	16,575	1,907,699
SUEZ ρ	France	27,249	1,929,918

United Utilities plc µ	United Kingdom	195,752	2,785,658

			9,432,447

Total Common Stocks (cost $136,003,493)			151,221,454

PREFERRED STOCKS 0.5%
CONSUMER DISCRETIONARY 0.4%
Textiles, Apparel & Luxury Goods 0.4%
Hugo Boss AG, Var. Rate Pfd.	Germany	16,739	869,486

UTILITIES 0.1%
Electric Utilities 0.1%
Eletrobras SA, Class B, Var. Rate Pfd.	Brazil	23,800	363,165

Total Preferred Stocks (cost $853,851)			1,232,651

RIGHTS 0.0%
FINANCIALS 0.0%
Capital Markets 0.0%
UBS AG *	Switzerland	24,895	41,858

Diversified Financial Services 0.0%
Fortis NV * ρ	Belgium	8,064	126

Total Rights (Cost $40,545)			41,984

EXCHANGE TRADED FUND 0.3%
iShares MSCI EAFE Index ρ (cost $558,260)	United States	8,005	606,859

OTHER 1.3%
Bell Aliant Regional Communications Income Fund	Canada	25,648	766,486
Bell Aliant Regional Communications Income Fund * 144A	Canada	5,263	157,300
Yellow Pages Income Fund	Canada	203,734	2,218,985

Total Other (cost $3,255,732)			3,142,771

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Country	Shares	Value

SHORT-TERM INVESTMENTS 16.6%
MUTUAL FUND SHARES 16.6%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 2.22% q ø	United States	5,607,923	$5,607,923
Navigator Prime Portfolio, 2.79% § ρρ	United States	33,817,079	33,817,079

Total Short-Term Investments (cost $39,425,002)			39,425,002

Total Investments (cost $248,893,505) 112.4%			266,881,343
Other Assets and Liabilities (12.4%)			(29,390,099)

Net Assets 100.0%			$237,491,244

ρ	All or a portion of this security is on loan.
µ	All or a portion of this security is pledged as collateral for written call options.
*	Non-income producing security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

ADR	American Depository Receipt
AUD	Australian Dollar
BRL	Brazil Real
CAD	Canadian Dollar
EUR	Euro
FRN	Floating Rate Note
GBP	Great British Pound
GDR	Global Depository Receipt
KRW	Republic of Korea Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of April 30, 2008:

United Kingdom	18.1%
France	10.4%
Norway	7.1%
Germany	5.5%
United States	5.2%
Canada	5.0%
Australia	4.5%
Italy	4.5%
Netherlands	4.5%
South Korea	3.7%
Sweden	3.7%
Mexico	3.6%
Spain	3.2%
Japan	2.8%
Luxembourg	1.7%
Poland	1.6%
Finland	1.4%
Greece	1.3%
Malaysia	1.3%
Singapore	1.1%
Cayman Islands	1.0%
Hong Kong	0.9%
Ireland	0.8%
Switzerland	0.8%
Bermuda	0.7%
Brazil	0.7%
Denmark	0.6%
South Africa	0.6%
Israel	0.5%
Belgium	0.4%
Philippines	0.4%
Taiwan	0.4%
Morocco	0.3%
Portugal	0.3%
Croatia	0.3%
Colombia	0.3%
Peru	0.2%
Turkey	0.2%
Ukraine	0.2%
Liberia	0.1%
Thailand	0.1%

100.0%

The following table shows portfolio composition as a percent of total long-term investments as of April 30, 2008:

Financials	18.0%
Foreign Bond-Government	16.5%
Telecommunication Services	11.7%
Utilities	11.3%
Consumer Staples	9.6%
Consumer Discretionary	8.1%
Energy	7.3%
Industrials	7.3%
Information Technology	4.3%
Materials	3.3%
Yankee Obligations – Government	0.7%
Exchange Traded Fund	0.3%
Health Care	0.2%
Other	1.4%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody's and Standard & Poor's ratings as of April 30, 2008:

AAA	27.5%
AA	15.5%
A	34.9%
BBB	10.5%
BB	8.4%
B	3.2%

100.0%

The following table shows the percent of total bonds based on effective maturity as of April 30, 2008:

Less than 1 year	6.8%
1 to 3 year(s)	17.1%
3 to 5 years	7.8%
5 to 10 years	53.4%
10 to 20 years	14.9%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008 (unaudited)

Assets
Investments in securities, at value (cost $243,285,582) including $32,873,403 of securities loaned	$261,273,420
Investments in affiliated money market fund, at value (cost $5,607,923)	5,607,923

Total investments	266,881,343
Foreign currency, at value (cost $2,344,013)	2,341,479
Receivable for securities sold	6,654,472
Dividends and interest receivable	2,931,889
Receivable for closed forward currency exchange contracts	264,494
Receivable for securities lending income	52,307

Total assets	279,125,984

Liabilities
Dividends payable	1,687,254
Payable for securities purchased	3,751,455
Payable for securities on loan	33,817,079
Written options, at value (premiums received $1,603,895)	1,349,569
Due to custodian bank	925,148
Advisory fee payable	6,131
Due to other related parties	323
Accrued expenses and other liabilities	97,781

Total liabilities	41,634,740

Net assets	$237,491,244

Net assets represented by
Paid-in capital	$220,761,723
Overdistributed net investment income	(6,423,611)
Accumulated net realized gains on investments	4,637,989
Net unrealized gains on investments	18,515,143

Total net assets	$237,491,244

Net asset value per share
Based on $237,491,244 divided by 11,572,378 common shares issued and outstanding (unlimited number of common shares authorized)	$20.52

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2008 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $460,764)	$5,489,441
Interest (net of foreign withholding taxes of $20,108)	2,296,232
Securities lending	114,158
Income from affiliate	84,682

Total investment income	7,984,513

Expenses
Advisory fee	1,148,623
Administrative services fee	60,454
Transfer agent fees	17,499
Trustees' fees and expenses	2,651
Printing and postage expenses	38,458
Custodian and accounting fees	112,825
Professional fees	41,632
Other	27,021

Total expenses	1,449,163
Less: Expense reductions	(3,336)

Net expenses	1,445,827

Net investment income	6,538,686

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	1,092,248
Foreign currency related transactions	296,048
Written options	1,864,032

Net realized gains on investments	3,252,328
Net change in unrealized gains or losses on investments	(24,268,006)

Net realized and unrealized gains or losses on investments	(21,015,678)

Net decrease in net assets resulting from operations	$(14,476,992)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31, 2007(a)	Year Ended April 30, 2007

Operations
Net investment income	$6,538,686	$5,748,086	$9,640,958
Net realized gains on investments	3,252,328	3,190,155	10,326,792
Net change in unrealized gains or losses on investments	(24,268,006)	13,165,671	11,995,192

Net increase (decrease) in net assets resulting from operations	(14,476,992)	22,103,912	31,962,942

Distributions to shareholders from
Net investment income	(10,123,516)	(5,442,345)	(12,522,220)
Net realized gains	0	(4,674,302)	(7,586,232)

Total distributions to shareholders	(10,123,516)	(10,116,647)	(20,108,452)

Capital share transactions
Net asset value of common shares issued under the Automatic Dividend Reinvestment Plan	0	504,271	1,926,784

Total increase (decrease) in net assets	(24,600,508)	12,491,536	13,781,274
Net assets
Beginning of period	262,091,752	249,600,216	235,818,942

End of period	$237,491,244	$262,091,752	$249,600,216

Overdistributed net investment income	$(6,423,611)	$(2,838,781)	$(3,613,243)

(a)	For the six months ended October 31, 2007. The Fund changed its fiscal year end from April 30 to October 31, effective October 31, 2007.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen International Balanced Income Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on August 16, 2005 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to provide a high level of income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Options

The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

g. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

h. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.95% of the Fund’s average daily total assets. Total assets consist of the net assets of the Fund plus borrowings, reverse repurchase agreements, dollar rolls or the issuance of debt securities.

First International Advisors, Inc. d/b/a Evergreen International Advisors, an indirect, wholly-owned subsidiary of Wachovia, is an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Analytic Investors, Inc. is the investment sub-advisor managing the Fund’s option strategy and is paid by EIMC for its services to the Fund.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.05% of the Fund’s average daily total assets.

4. CAPITAL SHARE TRANSACTIONS

The Fund has authorized an unlimited number of common shares with no par value. For the six months ended April 30, 2008, the Fund issued no new shares. For the six month period ended October 31, 2007 and the year ended April 30, 2007, the Fund issued 23,792 and 93,346 common shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $102,637,862 and $99,652,904, respectively, for the six months ended April 30, 2008.

During the six months ended April 30, 2008, the Fund loaned securities to certain brokers. At April 30, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $32,873,403 and $34,433,464, respectively. Of the total value of the collateral received for securities on loan, $616,385 represents the market value of U.S. government agency obligations received as non-cash collateral.

During the six months ended April 30, 2008, the Fund had written option activities as follows:

	Number of Contracts	Premiums Received

Options outstanding at October 31, 2007	1,324	$1,077,080
Options written	8,937	7,483,724
Options expired	(7,377)	(4,942,256)
Options closed	(1,737)	(2,014,653)

Options outstanding at April 30, 2008	1,147	$1,603,895

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Open call options written at April 30, 2008 were as follows:

Expiration Date	Index	Number of Contracts	Strike Price		Market Value	Premiums Received

05/15/2008	S&P/TSX 60 Index	202	840	USD	$133,370	$281,673
05/16/2008	AMEX Natural Gas Index	50	680	USD	41,500	91,794
05/16/2008	CAC 40 Index	173	4,900	EUR	320,457	295,192
05/16/2008	S&P 400 MidCap Index	40	820	USD	108,200	104,760
05/16/2008	S&P 500 Index	127	33,500	USD	391,917	411,857
05/17/2008	Morgan Stanley Commodity Index	35	950	EUR	39,900	100,361
05/17/2008	Morgan Stanley Cyclical Index	35	980	EUR	47,600	96,215
05/17/2008	PHLX Utility Sector Index	60	545	USD	18,000	32,820
05/17/2008	PHLX/KBW Bank Index	425	78	USD	248,625	189,223

On April 30, 2008, the aggregate cost of securities for federal income tax purposes was $249,014,476. The gross unrealized appreciation and depreciation on securities based on tax cost was $23,800,717 and $5,933,850, respectively, with a net unrealized appreciation of $17,866,867.

6. EXPENSE REDUCTIONS

Through expense offset arrangements with the Fund’s custodian, a portion of fund expenses has been reduced.

7. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, Evergreen Service Company, LLC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

9. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

10. SUBSEQUENT DISTRIBUTIONS

The Fund declared the following distributions to common shareholders:

Declaration Date	Record Date	Payable Date	Investment Income

April 18, 2008	May 14, 2008	June 2, 2008	$0.1458
May 16, 2008	June 16, 2008	July 1, 2008	$0.1458
June 12, 2008	July 15, 2008	August 1, 2008	$0.1458

These distributions are not reflected in the accompanying financial statements.

AUTOMATIC DIVIDEND REINVESTMENT PLAN (unaudited)

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, nonparticipants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open market (open market purchases) on the New York Stock Exchange or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010 or by calling 1-800-730-6001.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diverspack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc.(real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

[1]

The Board of Trustees is classified into three classes of which one class is elected annually. Each Trustee, except Mses. Kosel and Norris, serves a three-year term concurrent with the class from which the Trustee is elected. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

[2]	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
[3]	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4]	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

575077rv2 06/2008

Item 2 - Code of Ethics

Not required for this filing.

Item 3 - Audit Committee Financial Expert

Not applicable at this time.

Items 4 – Principal Accountant Fees and Services

Not required for this filing.

Items 5 – Audit Committee of Listed Registrants

Not required for this filing.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required for this filing.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not required for this filing.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If applicable/not applicable at this time.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting.

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Balanced Income Fund

By:

Dennis H. Ferro Principal Executive Officer

Date: June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

Dennis H. Ferro Principal Executive Officer

Date: June 30, 2008

By:

Kasey Phillips Principal Financial Officer

Date: June 30, 2008